Expense Example, No Redemption - Class C	Dec. 31, 2025 USD ($)
Natixis Oakmark Fund
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	$ 180
Expense Example, No Redemption, 3 Years	557
Expense Example, No Redemption, 5 Years	959
Expense Example, No Redemption, 10 Years	1,886
Vaughan Nelson Mid Cap Fund
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	188
Expense Example, No Redemption, 3 Years	603
Expense Example, No Redemption, 5 Years	1,059
Expense Example, No Redemption, 10 Years	$ 2,129